Property, Plant, And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

	(In thousands)
	December 31,
	2011	2010

Land and improvements	$515,674	$431,765
Buildings and improvements	841,179	834,661
Machinery and equipment	7,727,630	7,502,203
Construction in process and equipment deposits	396,614	323,845

	9,481,097	9,092,474
Less accumulated depreciation	(5,725,493)	(5,240,356)

	$3,755,604	$3,852,118